Trade Payables and Accrued Liabilities - Summary of Trade Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Payables [Abstract]
Trade payables	$ 17,699	$ 10,609
Income taxes payable	1,251	2,800
Accrued liabilities	4,121	2,053
Vendor loan	1,725	1,725
Trade payables and accrued liabilities	$ 24,796	$ 17,187